Goodwill and Other Intangible Assets - Detailed Information for Principal Marketed Products (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [Abstract]
Weighted average amortization period	1 and 25 years